Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 39,126,435
Balance at end of period		$ 39,126,435
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	49,479,880	43,874,059
Increases (decreases) for the year	10,047,000	4,783,072
Amounts written off	(4,067,201)	(3,863,702)
Foreign currency translation differences	4,968
Other movements		12,984
Balance at end of period	$ 55,464,647	49,479,880
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member] | Initial balance adjustment for IFRS 9
Disclosure Of Financial Assets [Line Items]
Increases (decreases) for the year		$ 4,673,467